Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	Apr. 11, 2013
Document Creation Date	dei_DocumentCreationDate	Apr. 10, 2013